Additional information about derivatives financial instruments - Market curves, Interest rates (Details)	Dec. 31, 2018
US$-Brazil Interest Rate | Maturity on 02/01/19
Interest rate curves
Interest rate	4.24%
US$-Brazil Interest Rate | Maturity on 03/01/19
Interest rate curves
Interest rate	3.83%
US$-Brazil Interest Rate | Maturity on 04/01/19
Interest rate curves
Interest rate	3.55%
US$-Brazil Interest Rate | Maturity on 05/02/19
Interest rate curves
Interest rate	3.50%
US$-Brazil Interest Rate | Maturity on 06/03/19
Interest rate curves
Interest rate	3.47%
US$-Brazil Interest Rate | Maturity on 07/01/19
Interest rate curves
Interest rate	3.48%
US$-Brazil Interest Rate | Maturity on 08/01/19
Interest rate curves
Interest rate	3.52%
US$-Brazil Interest Rate | Maturity on 09/02/19
Interest rate curves
Interest rate	3.47%
US$-Brazil Interest Rate | Maturity on 10/01/19
Interest rate curves
Interest rate	3.53%
US$-Brazil Interest Rate | Maturity on 11/01/19
Interest rate curves
Interest rate	3.60%
US$-Brazil Interest Rate | Maturity on 12/02/19
Interest rate curves
Interest rate	3.61%
US$-Brazil Interest Rate | Maturity on 01/02/20
Interest rate curves
Interest rate	3.60%
US$-Brazil Interest Rate | Maturity on 04/01/20
Interest rate curves
Interest rate	3.63%
US$-Brazil Interest Rate | Maturity on 07/01/20
Interest rate curves
Interest rate	3.64%
US$-Brazil Interest Rate | Maturity on 10/01/20
Interest rate curves
Interest rate	3.64%
US$-Brazil Interest Rate | Maturity on 01/04/21
Interest rate curves
Interest rate	3.67%
US$-Brazil Interest Rate | Maturity on 04/01/21
Interest rate curves
Interest rate	3.66%
US$-Brazil Interest Rate | Maturity on 07/01/21
Interest rate curves
Interest rate	3.65%
US$-Brazil Interest Rate | Maturity on 10/01/21
Interest rate curves
Interest rate	3.67%
US$-Brazil Interest Rate | Maturity on 01/03/22
Interest rate curves
Interest rate	3.67%
US$-Brazil Interest Rate | Maturity on 04/01/22
Interest rate curves
Interest rate	3.68%
US$-Brazil Interest Rate | Maturity on 07/01/22
Interest rate curves
Interest rate	3.73%
US$-Brazil Interest Rate | Maturity on 10/03/22
Interest rate curves
Interest rate	3.69%
US$-Brazil Interest Rate | Maturity on 01/02/23
Interest rate curves
Interest rate	3.73%
US$-Brazil Interest Rate | Maturity on 04/03/23
Interest rate curves
Interest rate	3.74%
US$-Brazil Interest Rate | Maturity on 07/03/23
Interest rate curves
Interest rate	3.72%
US$-Brazil Interest Rate | Maturity on 10/02/23
Interest rate curves
Interest rate	3.74%
US$-Brazil Interest Rate | Maturity on 01/02/24
Interest rate curves
Interest rate	3.82%
US$-Brazil Interest Rate | Maturity on 07/01/24
Interest rate curves
Interest rate	3.73%
US$-Brazil Interest Rate | Maturity on 01/02/25
Interest rate curves
Interest rate	3.85%
US$ Interest Rate | JAN 19
Interest rate curves
Interest rate	2.52%
US$ Interest Rate | FEB 19
Interest rate curves
Interest rate	2.62%
US$ Interest Rate | MAR 19
Interest rate curves
Interest rate	2.79%
US$ Interest Rate | APR 19
Interest rate curves
Interest rate	2.79%
US$ Interest Rate | MAY 19
Interest rate curves
Interest rate	2.79%
US$ Interest Rate | JUN 19
Interest rate curves
Interest rate	2.78%
US$ Interest Rate | JUL 19
Interest rate curves
Interest rate	2.78%
US$ Interest Rate | AUG 19
Interest rate curves
Interest rate	2.78%
US$ Interest Rate | SEP 19
Interest rate curves
Interest rate	2.78%
US$ Interest Rate | OCT 19
Interest rate curves
Interest rate	2.78%
US$ Interest Rate | NOV 19
Interest rate curves
Interest rate	2.78%
US$ Interest Rate | 2019
Interest rate curves
Interest rate	2.78%
US$ Interest Rate | 2020
Interest rate curves
Interest rate	2.71%
US$ Interest Rate | 2021
Interest rate curves
Interest rate	2.67%
US$ Interest Rate | 2022
Interest rate curves
Interest rate	2.69%
TJLP | Maturity on 02/01/19
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 03/01/19
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 04/01/19
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 05/02/19
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 06/03/19
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 07/01/19
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 08/01/19
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 09/02/19
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 10/01/19
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 11/01/19
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 12/02/19
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 01/02/20
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 04/01/20
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 07/01/20
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 10/01/20
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 01/04/21
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 04/01/21
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 07/01/21
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 10/01/21
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 01/03/22
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 04/01/22
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 07/01/22
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 10/03/22
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 01/02/23
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 04/03/23
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 07/03/23
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 10/02/23
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 01/02/24
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 07/01/24
Interest rate curves
Interest rate	6.98%
TJLP | Maturity on 01/02/25
Interest rate curves
Interest rate	6.98%
BRL Interest Rate | Maturity on 02/01/19
Interest rate curves
Interest rate	6.41%
BRL Interest Rate | Maturity on 03/01/19
Interest rate curves
Interest rate	6.42%
BRL Interest Rate | Maturity on 04/01/19
Interest rate curves
Interest rate	6.43%
BRL Interest Rate | Maturity on 05/02/19
Interest rate curves
Interest rate	6.44%
BRL Interest Rate | Maturity on 06/03/19
Interest rate curves
Interest rate	6.44%
BRL Interest Rate | Maturity on 07/01/19
Interest rate curves
Interest rate	6.45%
BRL Interest Rate | Maturity on 08/01/19
Interest rate curves
Interest rate	6.46%
BRL Interest Rate | Maturity on 09/02/19
Interest rate curves
Interest rate	6.46%
BRL Interest Rate | Maturity on 10/01/19
Interest rate curves
Interest rate	6.49%
BRL Interest Rate | Maturity on 11/01/19
Interest rate curves
Interest rate	6.52%
BRL Interest Rate | Maturity on 12/02/19
Interest rate curves
Interest rate	6.53%
BRL Interest Rate | Maturity on 01/02/20
Interest rate curves
Interest rate	6.55%
BRL Interest Rate | Maturity on 04/01/20
Interest rate curves
Interest rate	6.70%
BRL Interest Rate | Maturity on 07/01/20
Interest rate curves
Interest rate	6.91%
BRL Interest Rate | Maturity on 10/01/20
Interest rate curves
Interest rate	7.16%
BRL Interest Rate | Maturity on 01/04/21
Interest rate curves
Interest rate	7.36%
BRL Interest Rate | Maturity on 04/01/21
Interest rate curves
Interest rate	7.59%
BRL Interest Rate | Maturity on 07/01/21
Interest rate curves
Interest rate	7.77%
BRL Interest Rate | Maturity on 10/01/21
Interest rate curves
Interest rate	7.95%
BRL Interest Rate | Maturity on 01/03/22
Interest rate curves
Interest rate	8.08%
BRL Interest Rate | Maturity on 04/01/22
Interest rate curves
Interest rate	8.17%
BRL Interest Rate | Maturity on 07/01/22
Interest rate curves
Interest rate	8.35%
BRL Interest Rate | Maturity on 10/03/22
Interest rate curves
Interest rate	8.43%
BRL Interest Rate | Maturity on 01/02/23
Interest rate curves
Interest rate	8.53%
BRL Interest Rate | Maturity on 04/03/23
Interest rate curves
Interest rate	8.64%
BRL Interest Rate | Maturity on 07/03/23
Interest rate curves
Interest rate	8.70%
BRL Interest Rate | Maturity on 10/02/23
Interest rate curves
Interest rate	8.79%
BRL Interest Rate | Maturity on 01/02/24
Interest rate curves
Interest rate	8.86%
BRL Interest Rate | Maturity on 07/01/24
Interest rate curves
Interest rate	8.98%
BRL Interest Rate | Maturity on 01/02/25
Interest rate curves
Interest rate	9.10%
Implicit Inflation (IPCA) | Maturity on 02/01/19
Interest rate curves
Interest rate	3.74%
Implicit Inflation (IPCA) | Maturity on 03/01/19
Interest rate curves
Interest rate	3.75%
Implicit Inflation (IPCA) | Maturity on 04/01/19
Interest rate curves
Interest rate	3.77%
Implicit Inflation (IPCA) | Maturity on 05/02/19
Interest rate curves
Interest rate	3.78%
Implicit Inflation (IPCA) | Maturity on 06/03/19
Interest rate curves
Interest rate	3.78%
Implicit Inflation (IPCA) | Maturity on 07/01/19
Interest rate curves
Interest rate	3.79%
Implicit Inflation (IPCA) | Maturity on 08/01/19
Interest rate curves
Interest rate	3.79%
Implicit Inflation (IPCA) | Maturity on 09/02/19
Interest rate curves
Interest rate	3.79%
Implicit Inflation (IPCA) | Maturity on 10/01/19
Interest rate curves
Interest rate	3.83%
Implicit Inflation (IPCA) | Maturity on 11/01/19
Interest rate curves
Interest rate	3.85%
Implicit Inflation (IPCA) | Maturity on 12/02/19
Interest rate curves
Interest rate	3.87%
Implicit Inflation (IPCA) | Maturity on 01/02/20
Interest rate curves
Interest rate	3.88%
Implicit Inflation (IPCA) | Maturity on 04/01/20
Interest rate curves
Interest rate	3.81%
Implicit Inflation (IPCA) | Maturity on 07/01/20
Interest rate curves
Interest rate	3.88%
Implicit Inflation (IPCA) | Maturity on 10/01/20
Interest rate curves
Interest rate	3.90%
Implicit Inflation (IPCA) | Maturity on 01/04/21
Interest rate curves
Interest rate	3.93%
Implicit Inflation (IPCA) | Maturity on 04/01/21
Interest rate curves
Interest rate	3.98%
Implicit Inflation (IPCA) | Maturity on 07/01/21
Interest rate curves
Interest rate	4.01%
Implicit Inflation (IPCA) | Maturity on 10/01/21
Interest rate curves
Interest rate	4.04%
Implicit Inflation (IPCA) | Maturity on 01/03/22
Interest rate curves
Interest rate	4.05%
Implicit Inflation (IPCA) | Maturity on 04/01/22
Interest rate curves
Interest rate	4.03%
Implicit Inflation (IPCA) | Maturity on 07/01/22
Interest rate curves
Interest rate	4.12%
Implicit Inflation (IPCA) | Maturity on 10/03/22
Interest rate curves
Interest rate	4.11%
Implicit Inflation (IPCA) | Maturity on 01/02/23
Interest rate curves
Interest rate	4.14%
Implicit Inflation (IPCA) | Maturity on 04/03/23
Interest rate curves
Interest rate	4.18%
Implicit Inflation (IPCA) | Maturity on 07/03/23
Interest rate curves
Interest rate	4.19%
Implicit Inflation (IPCA) | Maturity on 10/02/23
Interest rate curves
Interest rate	4.22%
Implicit Inflation (IPCA) | Maturity on 01/02/24
Interest rate curves
Interest rate	4.25%
Implicit Inflation (IPCA) | Maturity on 07/01/24
Interest rate curves
Interest rate	4.30%
Implicit Inflation (IPCA) | Maturity on 01/02/25
Interest rate curves
Interest rate	4.35%
EUR Interest Rate | JAN 19
Interest rate curves
Interest rate	(0.41%)
EUR Interest Rate | FEB 19
Interest rate curves
Interest rate	(0.38%)
EUR Interest Rate | MAR 19
Interest rate curves
Interest rate	(0.36%)
EUR Interest Rate | APR 19
Interest rate curves
Interest rate	(0.32%)
EUR Interest Rate | MAY 19
Interest rate curves
Interest rate	(0.29%)
EUR Interest Rate | JUN 19
Interest rate curves
Interest rate	(0.28%)
EUR Interest Rate | JUL 19
Interest rate curves
Interest rate	(0.26%)
EUR Interest Rate | AUG 19
Interest rate curves
Interest rate	(0.25%)
EUR Interest Rate | SEP 19
Interest rate curves
Interest rate	(0.25%)
EUR Interest Rate | OCT 19
Interest rate curves
Interest rate	(0.24%)
EUR Interest Rate | NOV 19
Interest rate curves
Interest rate	0.24%
EUR Interest Rate | 2019
Interest rate curves
Interest rate	0.23%
EUR Interest Rate | 2020
Interest rate curves
Interest rate	0.17%
EUR Interest Rate | 2021
Interest rate curves
Interest rate	(0.08%)
EUR Interest Rate | 2022
Interest rate curves
Interest rate	0.05%
CAD Interest Rate | JAN 19
Interest rate curves
Interest rate	2.30%
CAD Interest Rate | FEB 19
Interest rate curves
Interest rate	2.29%
CAD Interest Rate | MAR 19
Interest rate curves
Interest rate	2.31%
CAD Interest Rate | APR 19
Interest rate curves
Interest rate	2.32%
CAD Interest Rate | MAY 19
Interest rate curves
Interest rate	2.33%
CAD Interest Rate | JUN 19
Interest rate curves
Interest rate	2.34%
CAD Interest Rate | JUL 19
Interest rate curves
Interest rate	2.00%
CAD Interest Rate | AUG 19
Interest rate curves
Interest rate	1.74%
CAD Interest Rate | SEP 19
Interest rate curves
Interest rate	1.54%
CAD Interest Rate | OCT 19
Interest rate curves
Interest rate	1.37%
CAD Interest Rate | NOV 19
Interest rate curves
Interest rate	1.24%
CAD Interest Rate | 2019
Interest rate curves
Interest rate	1.13%
CAD Interest Rate | 2020
Interest rate curves
Interest rate	2.29%
CAD Interest Rate | 2021
Interest rate curves
Interest rate	2.31%
CAD Interest Rate | 2022
Interest rate curves
Interest rate	2.35%